SUBSEQUENT EVENTS (Details) - USD ($)		1 Months Ended		6 Months Ended
	Feb. 14, 2021	Feb. 28, 2021	Jan. 31, 2021	Jul. 13, 2021	Dec. 31, 2020	Apr. 30, 2016
$800 million facility | Senior Secured Credit Facility
Subsequent events:
Debt instrument, face amount					$ 800,000,000	$ 800,000,000
Scenario, Forecast
Subsequent events:
Termination Fee				$ 9,400,000
Subsequent Event
Subsequent events:
Cash distributions declared and paid per unit in the period (in dollars per share)		$ 0.0202
Preferred stock, dividends, per share, cash paid (in dollars per share)	$ 0.546875
Subsequent Event | Merger Agreement
Subsequent events:
Merger share price (USD per share)			$ 3.55
Subsequent Event | Merger Agreement | GP Buyer
Subsequent events:
Merger share price (USD per share)			$ 3.55
Purchase consideration			$ 5,100,000